Description of Organization and Business Operations, Going Concern and Basis of Presentation (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Nov. 18, 2024	Oct. 01, 2024	Feb. 18, 2022	Feb. 16, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Aug. 16, 2022
Gross proceeds from issuance of public offering			$ 117,300,000			$ 117,300,000
Proceeds from private placement							$ 5,200,750
Shares issued, price per share			$ 10.00			$ 10.00
Deferred underwriting fees					$ 3,450,000	$ 3,450,000	3,450,000
Cash					1,883	17,578	262,756
Working capital deficit					$ 4,638,328	3,661,439
Percentage of assets held in trust required					80.00%
Percentage of post transaction ownership required					50.00%
Interest expense					$ 100,000	$ 100,000
Percentage of exercise tax to be imposed									1.00%
Public shares to be redeemed if business combination is not completed						50.00%
Common stock subject to possible redemption per share								$ 10.74
Due from sponsor					$ 1,540,984	$ 1,179,141
Liquidity and Management’s Plans [Member]
Cash						17,578	262,756
Working capital						$ 3,661,439	367,265
Revision of Prior Period, Adjustment [Member]
Due from sponsor								$ 447,229
Subsequent Event [Member]
Stock issued during period new issue, shares	1,564,549
Share price	$ 0.05
Current yield on the funds held in the trust account percentage		3.72%
IPO [Member]
Sale of stock, number of shares issued			11,500,000
Gross proceeds from issuance of public offering			$ 115,000,000
Shares issued, price per share					$ 10.20	$ 10.20
Cash held outside of trust account					$ 700,000	$ 700,000
Cash						17,578	262,756
Working capital						$ 3,661,439	$ 367,265
Private Placement [Member]
Stock issued during period new issue, shares			520,075
Private Placement [Member] | Sponsor [Member]
Stock issued during period new issue, shares				520,075		520,075
Share price			$ 10.00	$ 10.00		$ 10.00
Proceeds from private placement			$ 5,200,750	$ 5,200,750		$ 5,200,750
Over-Allotment Option [Member]
Offering cost					5,688,352	5,688,352
Cash underwriting fees					1,725,000	1,725,000
Deferred underwriting fees					3,450,000	3,450,000
Other deferred costs					$ 513,352	$ 513,352